LONG-TERM DEBT	12 Months Ended
Dec. 31, 2014
Long-term Debt, by Current and Noncurrent [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

(in thousands of $)	2014	2013
Long-term debt:
Norwegian kroner 500 million senior unsecured floating rate bonds due 2014	—	71,854
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
Norwegian kroner 600 million senior unsecured floating rate bonds due 2017	76,487	92,843
3.25% senior unsecured convertible bonds due 2018	350,000	350,000
Norwegian kroner 900 million senior unsecured floating rate bonds due 2019	119,277	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2021	1,061,695	1,097,182
	1,732,459	1,736,879
Less: current portion of long-term debt	(182,415)	(389,888)
	1,550,044	1,346,991

 The outstanding debt as of December 31, 2014, is repayable as follows:

(in thousands of $) Year ending December 31
2015	182,415
2016	204,218
2017	187,205
2018	582,980
2019	254,591
Thereafter	321,050
Total debt	1,732,459

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner ("NOK") as at December 31, 2014, was 4.98% per annum (2013: 4.86%). These rates take into consideration the effect of related interest rate swaps. At December 31, 2014, the three month dollar LIBOR was 0.256% (2013: 0.246%) and the three month Norwegian Interbank Offered Rate ("NIBOR") was 1.48% (2013: 1.69%).

NOK500 million senior unsecured bonds due 2014
On October 7, 2010, the Company issued a senior unsecured bond loan totaling NOK500.0 million in the Norwegian credit markets. The bonds bore quarterly interest at NIBOR plus a margin. Subsequent to their issue, the Company purchased bonds with principal amounts totaling NOK63.5 million prior to December 31, 2013, and a further NOK4.0 million in the first quarter of 2014, which were held as treasury bonds. All outstanding bonds were redeemed in full on April 7, 2014, partly funded by the issue in March 2014 of NOK900 million senior unsecured bonds due 2019. The net amount outstanding at December 31, 2014 was NOKnil, equivalent to $nil (2013: NOK436.5 million, equivalent to $71.9 million).

3.75% senior unsecured convertible bonds due 2016
On February 10, 2011, the Company issued a senior unsecured convertible bond loan totaling $125.0 million. Interest on the bonds is fixed at 3.75% per annum and is payable in cash semi-annually in arrears on February 10 and August 10. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a 35% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $17.98. The Company has the right to call the bonds after March 3, 2014, if the value of the shares underlying each bond exceeds, for a specified period of time, 130% of the principal amount of the bond.

NOK600 million senior unsecured bonds due 2017
On October 19, 2012, the Company issued a senior unsecured bond loan totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on October 19, 2017. The bonds may, in their entirety, be redeemed at the Company's option from April 19, 2017, upon giving bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, the Company purchased bonds with principal amounts totaling NOK36.0 million in 2013, of which NOK8.0 million were re-sold in 2014. The Company holds bonds purchased as treasury bonds. The net amount outstanding at December 31, 2014, was NOK572 million, equivalent to $76.5 million (2013: NOK564 million, equivalent to $92.8 million).

3.25% senior unsecured convertible bonds due 2018
On January 30, 2013, the Company issued a senior unsecured convertible bond loan totaling $350.0 million. Interest on the bonds is fixed at 3.25% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1, and November 1. The bonds are convertible into Ship Finance International Limited common shares at any time up to ten banking days prior to February 1, 2018. The conversion price at the time of issue was $21.945 per share, representing a 33% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $18.1555 per share. In conjunction with the bond issue, the Company loaned up to 6,060,606 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were borrowed from Hemen Holding Ltd., the largest shareholder of the Company, for a one-time loan fee of $1.0 million.

As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $20.7 million and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges" which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $4.1 million in the year ended December 31, 2014 (2013. $3.9 million).

NOK900 million senior unsecured bonds due 2019
On March 19, 2014, the Company issued a senior unsecured bond loan totaling NOK900 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on March 19, 2019. The bonds may, in their entirety, be redeemed at the Company's option from September 19, 2018, upon giving the bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, the Company purchased bonds with principal amounts totaling NOK8.0 million in 2014, which are being held as treasury bonds. The net amount outstanding at December 31, 2014, was NOK892.0 million, equivalent to $119.3 million (2013: NOKnil, equivalent to $nil).

$210 million secured term loan facility
In April 2006, five wholly-owned subsidiaries of the Company entered into a $210 million secured term loan facility with a syndicate of banks to partly fund the acquisition of five new container vessels. The terms of the loan were initially linked to long-term charters of the vessels, and the Company did not provide a corporate guarantee for the facility. In April 2012, those long-term charters were terminated and the terms of the loan agreement were amended. Although the facility continues without recourse to the Company, as part of the amended agreement the Company now guarantees that revenues received by the vessel-owning subsidiaries will achieve certain minimum levels for each vessel. This performance guarantee has been reduced to a maximum of $2.7 million in aggregate as of December 31, 2014. The facility bears interest at LIBOR plus a margin and has a term of twelve years from the date of drawdown for each vessel. The net amount outstanding at December 31, 2014, was $171.4 million (2013: $174.8 million). In January 2015, the performance guarantee became exhausted and in February 2015 agreement was reached with the lenders whereby the five vessels were transferred to new unrelated third parties and the Company ceased to have any further commitments under this facility (see Note 27: Subsequent Events).

$149 million secured term loan facility
In August 2007, five wholly-owned subsidiaries of the Company entered into a $149 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of five new offshore supply vessels, one of which was sold in January 2008. The facility relating to the remaining four vessels, which bore interest at LIBOR plus a margin and had a term of seven years, was fully repaid in the year ended December 31, 2014. In August 2014, the Company entered into a new $101 million secured term loan facility partly secured against the four vessels (see below). The net amount outstanding under the $149 million facility at December 31, 2013, was $73.9 million.

$77 million secured term loan facility
In January 2008, two wholly-owned subsidiaries of the Company entered into a $77 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of two offshore supply vessels. The facility, which bore interest at LIBOR plus a margin and had a term of seven years, was fully repaid in the year ended December 31, 2014. In August 2014, the Company entered into a new $101 million secured term loan facility partly secured against the two vessels (see below). The net amount outstanding under the $77 million facility at December 31, 2013, was $39.1 million.

$30 million secured revolving credit facility
In February 2008, a wholly-owned subsidiary of the Company entered into a $30 million secured revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of a 1,700 TEU container vessel. The facility bears interest at LIBOR plus a margin and has a term of seven years. At December 31, 2014, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2014, was $3.0 million (2013: $5.0 million). In January 2015, all outstanding amounts were prepaid and the facility was canceled.

$49 million secured term loan and revolving credit facility
In March 2008, two wholly-owned subsidiaries of the Company entered into a $49 million secured term loan facility with a bank. The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of ten years. In June 2011, the terms of the facility were amended such that part of the loan was transformed into a revolving credit facility. At December 31, 2014, the amount available under the revolving part of the facility was $nil (2013: $1.9 million). The net amount outstanding at December 31, 2014, was $28.0 million (2013: $25.6 million).

$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a Suezmax tanker. In November 2014, the terms of the loan were amended and restated, and the facility now matures in November 2019. The net amount outstanding at December 31, 2014, was $29.1 million (2013: $32.0 million).

$725 million secured term loan and revolving credit facility
In March 2010, the Company entered into a $725 million secured term loan and revolving credit facility with a syndicate of banks, secured against 26 vessels chartered to Frontline. Twelve of the vessels have since been sold, and the facility is secured against the remaining 14 vessels at December 31, 2014. The facility bears interest at LIBOR plus a margin and is repayable over a term of five years. The net amount outstanding at December 31, 2014, was $71.5 million (2013: $158.8 million). The available amount under the revolving part of the facility at December 31, 2014 was $112.0 million (2013: $119.7 million). In February 2015, all outstanding amounts were prepaid and the facility was canceled.

$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against a Suezmax tanker. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at December 31, 2014, was $29.1 million (2013: $32.0 million). In March 2015, the terms of the loan were amended and restated, and the facility now matures in March 2020.

$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $53.7 million secured term loan facility with a bank, secured against two Supramax drybulk carriers. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at December 31, 2014, was $38.0 million (2013: $42.0 million).

$95 million secured term loan and revolving credit facility
In February 2011, a wholly-owned subsidiary of the Company entered into a $95 million secured term loan and revolving credit facility with a bank, secured against a jack-up drilling rig. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2014, was $57.5 million (2013: $47.5 million). The available amount under the revolving part of the facility at December 31, 2014 was $nil (2013: $20.0 million).

$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured against three newbuilding Supramax drybulk carriers delivered in 2011 and 2012. The facility bears interest at LIBOR plus a margin and has a term of approximately eight years. The Company has provided a limited corporate guarantee for this facility. The net amount outstanding at December 31, 2014, was $56.6 million (2013: $62.5 million).

$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is supported by China Export & Credit Insurance Corporation, or SINOSURE, which provides an insurance policy in favor of the banks for part of the outstanding loan. The facility is secured against a 1,700 TEU container vessel and seven Handysize drybulk carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The net amount outstanding at December 31, 2014, was $134.2 million (2013: $146.3 million).

$55 million secured securities financing agreement
In June 2011, the Company entered into a $55 million securities financing agreement with a bank. The facility may be used to fund up to 50% of the acquisition cost of securities we may acquire from time to time, subject to certain conditions. The facility bears interest at LIBOR plus a margin and will be secured against the relevant securities. The facility had not been utilized as at December 31, 2014.

$167 million secured term loan and revolving credit facility
In July 2011, five wholly-owned subsidiaries of the Company entered into a $166.8 million secured term loan and revolving credit facility agreement with a syndicate of banks, secured against five VLCCs chartered to Frontline. The facility bears interest at LIBOR plus a margin and has a term of six years from drawdown. Two of the VLCCs were sold in 2013 and the facility now relates to the three remaining VLCCs. The net amount outstanding at December 31, 2014 was $72.2 million (2013: 74.5 million). The available amount under the revolving part of the facility at December 31, 2014 was $nil (2013: $8.0 million).

$184 million secured term loan facility
In March 2012, four wholly-owned subsidiaries of the Company entered into a $184.0 million secured loan facility with a bank secured against four newbuilding container vessels, bearing interest at LIBOR plus a margin and with a term of approximately 12 years from delivery of each vessel. The facility was for both pre- and post-delivery financing. In December 2013, the contract for one of the newbuilding vessels was cancelled, and in the year ended December 31, 2014, the contracts for the remaining three newbuilding vessels were cancelled. The net amount outstanding at December 31, 2013, was $64.4 million, relating to pre-delivery financing of installments paid to the yard for the four vessels. In the year ended December 31, 2014, the loan was repaid in full as a result of the cancellation of all four newbuilding contracts. All instalments paid to the shipyard were fully reimbursed, together with interest thereon.

$53 million secured term loan facility

In November 2012, two wholly-owned subsidiaries of the Company entered into a $53.2 million secured term loan facility with a bank, secured against two car carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2014 was $44.3 million (2013: $48.8 million).

$70 million secured term loan facility
In June 2013, the Company entered into a $70.0 million secured term loan facility with a syndicate of banks in order to partly finance the pre-delivery costs of the harsh-environment jack-up drilling rig West Linus, secured against the newbuilding contract for the rig. The rig was delivered in February 2014 to SFL Linus, a wholly-owned subsidiary of the Company accounted for using the equity method. Upon delivery, the $70.0 million facility was repaid in full and SFL Linus drew down against a $475 million secured term loan facility established to partly finance its acquisition of the rig (see Note 16: Investment in Associated Companies). The $70.0 million facility bore interest at LIBOR plus a margin and had a term of approximately nine months. The net amount outstanding at December 31, 2014 was $nil (2013: $70.0 million).

$45 million secured term loan and revolving credit facility
In June 2014, seven wholly-owned subsidiaries of the Company entered into a $45.0 million secured term loan and revolving credit facility with a bank, secured against seven 4,100 TEU container vessels acquired in the year ended December 31, 2014. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at December 31, 2014, was $45.0 million (2013: $nil). The available amount under the revolving part of the facility at December 31, 2014, was $nil (2013: $nil).

$101 million secured term loan facility
In August 2014, six wholly-owned subsidiaries of the Company entered into a $101.4 million secured term loan facility with a syndicate of banks, to refinance the $149 million secured term loan facility which matured in August 2014 and the $77 million secured term loan facility which was due to mature in January 2015 (see above). Those two facilities were repaid in full, and the new $101.4 million facility is secured against the six offshore supply vessels which previously provided security for the repaid facilities. The $101.4 million facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at December 31, 2014, was $98.7 million (2013: $nil).

$20 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $20.0 million secured term loan facility with a bank, secured against two 5,800 TEU container vessels acquired in the year ended December 31, 2014. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at December 31, 2014, was $20.0 million (2013: $nil).

$128 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, for the post-delivery financing of two newbuilding 8,700 TEU container vessels. The vessels were delivered from the shipyard in the year ended December 31, 2014. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2014, was $126.4 million (2013: $nil).

$128 million secured term loan facility
In November 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, for the post-delivery financing of two newbuilding 8,700 TEU container vessels. The vessels were delivered from the shipyard in January 2015. The facility bears interest at LIBOR plus a margin and has a term of seven years. The facility had not been utilized as at December 31, 2014.

$39 million secured term loan facility
In December 2014, two wholly-owned subsidiaries of the Company entered into a $39.0 million secured term loan facility with a bank, secured against two Kamsarmax drybulk carriers acquired in the year ended December 31, 2014. The facility bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at December 31, 2014, was $36.4 million (2013: $nil).

The aggregate book value of assets pledged as security against borrowings at December 31, 2014, was $2,062 million (2013: $1,994 million).

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2014, the Company is in compliance with all of the covenants under its long-term debt facilities. The $101 million secured term loan facility entered into in August 2014 contains certain financial covenants on Deep Sea Supply Plc. and Deep Sea Supply BTG B.V. As at December 31, 2014, Deep Sea Supply Plc. and Deep Sea Supply BTG B.V. were in compliance with all covenants under the respective loan agreements.